FINANCIAL ASSETS	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

(US$ MILLIONS)	June 30, 2026	December 31, 2025
Current
Marketable securities	$549	$544
Restricted cash	74	83
Derivative assets	206	95
Loans and notes receivable	366	328
Other financial assets (1)	118	180
Total current	$1,313	$1,230
Non-current
Marketable securities (2)	$3,472	$3,093
Restricted cash	61	68
Derivative assets	147	135
Loans and notes receivable (3)	7,569	5,774
Other financial assets (1)	2,078	2,183
Total non-current	$13,327	$11,253
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(1)Other financial assets primarily consist of asset-backed securities and high yield bonds at the Corporation’s residential mortgage insurer and convertible preferred shares held in the Corporation’s audience measurement operation.
(2)Marketable securities include $490 million (December 31, 2025: $584 million) of units in an evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 18(a)(i) for additional information.
(3)Loans and notes receivable includes $6,895 million (December 31, 2025: $5,110 million) of mortgage receivables related to the Corporation’s Australian asset manager and lender.